Interest on Loans by Facility (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 INR	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2014 Wholesale loans USD ($)	Mar. 31, 2014 Wholesale loans INR	Mar. 31, 2013 Wholesale loans INR	Mar. 31, 2012 Wholesale loans INR	Mar. 31, 2014 Retail Loans USD ($)	Mar. 31, 2014 Retail Loans INR	Mar. 31, 2013 Retail Loans INR	Mar. 31, 2012 Retail Loans INR
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest on loans	$ 5,445.9	326,755.3	271,730.5	210,315.7	$ 1,557.5	93,448.1	82,159.2	69,779.9	$ 3,888.4	233,307.2	189,571.3	140,535.8